Fair Value Measurements - Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income
Fair value, measurements, recurring [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	1,148,889	¥ 998,625	¥ 657,209
Financial assets measured at fair value through other comprehensive income	9,029,264	7,521,491	8,146,515
Financial liabilities measured at fair value through profit or loss	(425,980)	(437,369)	(231,915)
Fair value, measurements, recurring [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(425,980)	(437,369)	(231,915)
Fair value, measurements, recurring [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	59,600	58,711	59,426
Financial assets measured at fair value through other comprehensive income	6,075,498	5,372,687	5,806,502
Fair value, measurements, recurring [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	282,364	503,826	200,333
Fair value, measurements, recurring [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	489,824	286,182	286,459
Financial assets measured at fair value through other comprehensive income	7,986	33,067	7,388
Fair value, measurements, recurring [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	317,101	149,905	110,991
Financial assets measured at fair value through other comprehensive income	2,945,780	2,115,736	2,332,625
Level 1 [Member] | Fair value, measurements, recurring [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	389,495	205,798	201,678
Financial assets measured at fair value through other comprehensive income	5,706,991	5,098,250	6,521,490
Level 1 [Member] | Fair value, measurements, recurring [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	22,926	17,676	19,209
Financial assets measured at fair value through other comprehensive income	3,075,042	3,197,097	4,359,335
Level 1 [Member] | Fair value, measurements, recurring [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	366,570	188,122	182,470
Financial assets measured at fair value through other comprehensive income	7,986	5,964	6,920
Level 1 [Member] | Fair value, measurements, recurring [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	2,623,964	1,895,189	2,155,236
Level 2 [Member] | Fair value, measurements, recurring [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	433,887	630,090	329,292
Financial assets measured at fair value through other comprehensive income	2,981,239	2,182,595	1,427,897
Financial liabilities measured at fair value through profit or loss	(425,980)	(437,369)	(231,915)
Level 2 [Member] | Fair value, measurements, recurring [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(425,980)	(437,369)	(231,915)
Level 2 [Member] | Fair value, measurements, recurring [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	28,269	28,203	25,047
Financial assets measured at fair value through other comprehensive income	2,981,239	2,155,491	1,427,428
Level 2 [Member] | Fair value, measurements, recurring [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	282,364	503,826	200,256
Level 2 [Member] | Fair value, measurements, recurring [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	123,255	98,060	103,989
Financial assets measured at fair value through other comprehensive income		27,104	469
Level 3 [Member] | Fair value, measurements, recurring [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	325,506	162,737	126,239
Financial assets measured at fair value through other comprehensive income	341,034	240,646	197,218
Level 3 [Member] | Fair value, measurements, recurring [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	8,406	12,831	15,171
Financial assets measured at fair value through other comprehensive income	19,218	20,099	19,739
Level 3 [Member] | Fair value, measurements, recurring [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss			77
Level 3 [Member] | Fair value, measurements, recurring [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	317,101	149,905	110,991
Financial assets measured at fair value through other comprehensive income	¥ 321,816	¥ 220,547	¥ 177,389